Organization and Business Operations and Going Concern (Details Narrative) - USD ($)										1 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 01, 2023	Sep. 13, 2022	Sep. 08, 2022	Aug. 16, 2022	May 23, 2022	Apr. 05, 2022	Mar. 08, 2022	Mar. 07, 2022	Mar. 04, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Aug. 11, 2023	Jul. 12, 2023	Jun. 12, 2023
Property, Plant and Equipment [Line Items]
Sale of stock, purchase price													$ 25,000
Number of shares redeemed										8,007,353
Sale of stock, price per share		$ 10.00								$ 10.10	$ 10.10			$ 10.00
Sale of stock, consideration received		$ 115,000,000
Proceeds from sale of private placement units														$ 2,575,000
Transaction costs amount		4,950,750												4,950,750
Underwriting fee		4,025,000												4,025,000
Other offering costs		925,750												$ 925,750
Share price										$ 10.10	$ 10.10			$ 10.10
Assets held in trust											$ 80,000			$ 116,150,000
Interest dissolution expenses		$ 100,000									$ 100,000			$ 100,000
Percent of obligation to redeem public shares										100.00%	100.00%			100.00%
Minimum tangible assets for business combination										$ 5,000,001	$ 5,000,001			$ 5,000,001
Percentage obligation to redeem public shares											100.00%			100.00%
Federal excise tax, percent												21.00%	21.00%	21.00%
Stock Redeemed or Called During Period, Value										$ 82,498,497
Deposits																	$ 80,000
Stock Repurchased During Period, Shares	8,007,353									8,007,353
Excise tax percentage											1.00%
Sales and Excise Tax Payable, Current										$ 824,985	$ 824,985
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Deposits															$ 80,000	$ 80,000
Inflation Reduction Act [Member]
Property, Plant and Equipment [Line Items]
Federal excise tax, percent				1.00%
Deposits [Member]
Property, Plant and Equipment [Line Items]
Share price										$ 0.05	$ 0.05			$ 0.05
Assets held-in-trust, amount										$ 575,000	$ 575,000			$ 575,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction		11,500,000												11,500,000
Sale of stock, price per share		$ 10.10
Assets held in trust		$ 116,150,000
Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction		1,500,000												1,500,000
Sale of stock, price per share		$ 10.00
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction		257,500												257,500
Sale of stock, price per share		$ 10.00												$ 10.00
Proceeds from sale of private placement units		$ 2,575,000												$ 2,575,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Share price										$ 12.00	$ 12.00			$ 12.00
Maximum [Member] | Deposits [Member]
Property, Plant and Equipment [Line Items]
Share price										$ 0.45	$ 0.45			$ 0.45
Assets held-in-trust, amount										$ 5,175,000	$ 5,175,000			$ 5,175,000
Founder Shares [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period shares														750,000
Share price														$ 0.009
Sponsor [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period shares									3,450,000
Sale of stock, price per share										$ 10.10	$ 10.10			$ 10.10
Sponsor [Member] | Private Placement [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction		212,500												215,500
Proceeds from sale of private placement units		$ 2,125,000												$ 2,125,000
Sponsor [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, price per share										$ 10.10	$ 10.10			$ 10.10
Sponsor [Member] | Founder Shares [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period shares					57,500	141,624	708,738		3,450,000
Common stock shares subject to forfeiture								2,875,000	450,000
Sale of stock, purchase price									$ 25,000
Number of shares redeemed								575,000
Founder shares outstanding								2,875,000		1,607,418	1,607,418			1,607,418
Stock transferred during period shares					57,500	141,624	708,738
Sponsor [Member] | Founder Shares [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock shares subject to forfeiture								375,000
Investor [Member] | Founder Shares [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period shares														75,000
Sale of stock, price per share														$ 4.84
Investor [Member] | Founder Shares [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period shares														750,000
Share price														$ 0.009
Ten Anchor Investors [Member] | Founder Shares [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period shares			75,000
Anchor Investors [Member] | Founder Shares [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period shares			750,000
Sale of stock, price per share			$ 4.84
Share price			$ 0.009							$ 0.009	$ 0.009
Founder shares outstanding										750,000	750,000			750,000